Note 3 - Equity Method Investment, Summarized Financial Information, Balance Sheet (Details) - TSEC Joint Venture [Member] - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Current assets	$ 9,856	$ 15,398
Noncurrent assets	7,366	8,120
Current liabilities	4,719	8,434
Noncurrent liabilities
Equity	$ 12,503	$ 15,084